PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 02, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Payments to acquire notes receivable					$ 15,000,000
Number of shares issued											107,337
Number of shares issued, value											$ 40,437,038
Principal amount				$ 7,218,350	$ 11,699,916						7,218,350
Interest rate					10.00%
Installments amount	$ 2,983,309	$ 2,983,309	$ 2,983,309	$ 2,983,309	$ 2,983,309
Long-term debt					$ 3,000,000
Depreciation expense						$ 1,477,172	$ 1,415,344	$ 2,939,221	$ 2,794,962	$ 5,706,278	4,379,393
Asset, Impairment Loss											439,086
Gain (Loss) on Disposition of Assets									(49,188)
Other Asset Impairment Charges											624,462
Equipment Expense										19,427
Property plant and equipment additions								287,700	6,126,989
Issuance of non convertible notes payable								153,400
Issuance of non convertible accounts payable								69,300
Paid in cash								65,000	781,651
Proceeds from sale of property and equipment								90,000	152,000	1,133,787
(Gain) loss on asset							$ 88,723	$ 4,191	49,188
Repayments of notes payable									3,302,469
Gain on disposal of assets									$ 49,188
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Depreciation expense											1,474,750
Related Party [Member]
Property, Plant, and Equipment [Line Items]
Gain (Loss) on Disposition of Assets										0	12,338,550
Paid in cash											3,582,181
(Gain) loss on asset											12,338,550
Gain on disposal of assets										0	(12,338,550)
Nonrelated Party [Member]
Property, Plant, and Equipment [Line Items]
Gain (Loss) on Disposition of Assets										202,466	0
Paid in cash										2,068,086	12,339,809
(Gain) loss on asset										(202,466)
Gain on disposal of assets										$ (202,466)	$ 0
Series A-1 Preferred Stock [Member]
Property, Plant, and Equipment [Line Items]
Number of shares issued					450,000
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of shares issued, value					$ 3,300,084